Income tax and deferred taxes (Details 3) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Deferred tax assets	$ 138,230	$ 139,728
Deferred Tax Liabilities, Net	(183,411)	(175,361)
Deferred tax liability (asset)	(183,411)	175,361	$ (205,283)
Unrealized loss [Member]
Statement [Line Items]
Deferred tax assets	82,075	75,832
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	(82,075)	(75,832)	(68,544)
Property, plant and equipment and capitalized interest [Member]
Statement [Line Items]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(197,167)	(196,843)
Deferred tax liability (asset)	197,167	196,843	211,374
Facility closure provision [Member]
Statement [Line Items]
Deferred tax assets	7,313	4,280
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	(7,313)	(4,280)	(3,469)
Manufacturing expenses [Member]
Statement [Line Items]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(106,420)	(103,760)
Deferred tax liability (asset)	106,420	103,760	102,748
Staff severance indemnities, unemployment insurance [Member]
Statement [Line Items]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(6,000)	(5,679)
Deferred tax liability (asset)	6,000	5,679	6,792
Vacation accrual [Member]
Statement [Line Items]
Deferred tax assets	5,591	5,155
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	(5,591)	(5,155)	(4,887)
Inventory provision [Member]
Statement [Line Items]
Deferred tax assets	23,885	28,155
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	(23,885)	(28,155)	(25,172)
Materials provision [Member]
Statement [Line Items]
Deferred tax assets	7,982	6,239
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	(7,982)	(6,239)	(7,107)
Forwards [Member]
Statement [Line Items]
Deferred tax assets	0	2,169
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	0	(2,169)	(624)
Employee benefits [Member]
Statement [Line Items]
Deferred tax assets	2,689	3,309
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	(2,689)	(3,309)	(2,317)
Research and development expenses [Member]
Statement [Line Items]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(3,533)	(2,216)
Deferred tax liability (asset)	3,533	2,216	3,501
Accounts Receivable [Member]
Statement [Line Items]
Deferred tax assets	3,542	4,188
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	(3,542)	(4,188)	(4,253)
Provision for legal complaints and expenses [Member]
Statement [Line Items]
Deferred tax assets	2,546	4,013
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	(2,546)	(4,013)	(5,243)
Loan approval expenses [Member]
Statement [Line Items]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(3,856)	(2,337)
Deferred tax liability (asset)	3,856	2,337	2,670
Junior mining companies valued based on stock price [Member]
Statement [Line Items]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(1,287)	(976)
Deferred tax liability (asset)	1,287	976	2,474
Royality [Member]
Statement [Line Items]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(1,357)	(3,278)
Deferred tax liability (asset)	1,357	3,278	4,084
Tax loss benefit [Member]
Statement [Line Items]
Deferred tax assets	2,296	1,124
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	(2,296)	(1,124)	(1,437)
Other deferred tax assets [Member]
Statement [Line Items]
Deferred tax assets	0	5,005
Deferred Tax Liabilities, Net	(2,021)	0
Deferred tax liability (asset)	2,021	(5,005)	(5,002)
Foreign items other [Member]
Statement [Line Items]
Deferred tax assets	311	259
Deferred Tax Liabilities, Net	0	0
Deferred tax liability (asset)	$ (311)	$ (259)	$ (305)